Disposals of businesses and deconsolidation of subsidiaries - West Polaris Consideration (Details) - USD ($) $ in Millions			6 Months Ended	12 Months Ended
		Jun. 19, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Acquisitions and Disposals [Line Items]
Loss on disposal	[1]			$ (63)	$ 632	$ 61
Contingent consideration realized				$ 47	$ 0	$ 0
West Polaris
Significant Acquisitions and Disposals [Line Items]
Enterprise value		$ 540
Less: Debt assumed		(336)
Purchase price		204
Working capital adjustments		31
Purchase price		235
Cash consideration		204
Less: net carrying value of assets and liabilities		(271)
Less: allocated goodwill to subsidiaries		(41)
Loss on disposal		(77)
Contingent consideration realized		$ 32	$ 32

[1]	Includes transactions with related parties. Refer to Note 31.